Note 8 - Employee Costs Payable	12 Months Ended
Nov. 30, 2015
Compensation Related Costs [Abstract]
Compensation Related Costs, General [Text Block]
8.	Employee costs payable

As at November 30, 2015, the Company had $175,172 (2014 - $181,204) accrued vacation payable to certain employees. These balances are due on demand and therefore presented as current liabilities.